Stockholders' Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2021
Stockholders' Equity [Line Items]
Stockholders’ Equity

Note 13. Stockholders’ Equity

As of December 31, 2021, our authorized share capital consists of 1,000,000 shares of preferred stock and 270,000,000 shares of capital stock designated as common stock. As of December 31, 2021, we had 131,793,660 shares of common stock issued and outstanding. We do not have any shares of preferred stock issued and outstanding. As described in Note 1, on October 12, 2021, the Merger was consummated. In accordance with applicable guidance, the equity structure of Appgate has been restated in all comparative periods up to the closing date of the Merger to reflect the number of shares of Appgate’s common stock, $0.001 par value per share, issued to Legacy Appgate’s sole shareholder in connection with the Merger. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Appgate common stock prior to the Merger have been retroactively restated to reflect the new equity structure of Appgate post-merger.

NEWTOWN LANE MARKETING, INCORPORATED [Member]
Stockholders' Equity [Line Items]
Stockholders’ Equity

NOTE 4 — STOCKHOLDER’S DEFICIT

As of September 30, 2021, our authorized capital stock consisted of 100,000,000 shares of Common Stock and 1,000,000 shares of Preferred Stock of which 14,643,740 shares of Common Stock, and no shares of Preferred Stock, were issued and outstanding. All shares of Common Stock currently outstanding are validly issued, fully paid and non-assessable.

During the six months ended September 30, 2021 and 2020, we recorded contributions to capital of $2,500 for the fair value relating to the use, occupancy and administrative services rendered by the officer.

NOTE 3 — STOCKHOLDERS’ DEFICIT

During the years ended March 31, 2021 and March 31, 2020, the Company recorded a $5,000 contribution to capital for the fair value relating to the use, occupancy and administrative services rendered by the officers.

STOCK OPTIONS

During the year ended March 31, 2014, we issued 886,990 non-qualified stock options to an officer and consultant. These options have a ten year term with exercise prices ranging from $0.002 to $0.02 per share. Some of these options immediately and other options issued vested 50% upon issuance and the remainder vet on their six month anniversary.

During the year ended March 31, 2021, we issued 886,990 shares of common stock for the exercise of 886,900 non-qualified stock options at exercise prices ranging from $0.002 to $0.02 per share in exchange for $8,363 in cash.

A summary of the common stock option activity for officers and consultants as of March 31, 2021 and 2020 and for the years then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at March 31, 2019	886,190	$0.009	4.2
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at March 31, 2020	886,190	$0.009	3.2
Granted	—	—	—
Exercised	(886,190)	0.009	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at March 31, 2021	—	$—	—

Based on the last trade or purchase of Newtown’s shares at a per share price of $0.15 as of March 31, 2020. The intrinsic value of stock options outstanding was $133,049.